Right-of-use asset	6 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Right-of-use Asset
Right-of-use asset

5. Right-of-use asset

Right-of-use asset consists of the following:

	December 31,	June 30,
	2020	2020

Office lease	$319,133	319,133
Less accumulated depreciation	(160,402)	(106,378)
Right-of-use asset, net	$158,731	$212,755

The total depreciation expense during the six months ended December 31, 2020 was $54,024 (years ended June 30, 2020 and 2019 - $106,378 and $nil, respectively).

4. Right-of-use asset

Right-of-use asset consists of the following:

	September 30, 2021	December 31, 2020
Office lease	$319,133	$319,133
Less accumulated depreciation	(240,185)	(160,402)
Right-of-use asset, net	$78,948	$158,731

The total depreciation expense during the three and nine months ended September 30, 2021 was $26,594 and $79,783, respectively (three and nine months ended September 30, 2020 - $20,034 and $73,396, respectively), which is included in operation and administration expenses on the condensed interim consolidated statements of income (loss) and comprehensive income (loss).

Bunker Hill Mining Corp.

Notes to Condensed Interim Consolidated Financial Statements

Three and Nine Months Ended September 30, 2021

(Expressed in United States Dollars)

Unaudited